Registration No. 033-59474
Investment Company Act of 1940 File No. 811-07572

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 278
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 278

PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)

Telephone Number (515) 247-6651

John L. Sullivan
The Principal Financial Group
Des Moines, Iowa 50392
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on September 22, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Institutional Class Shares
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 277 as it relates to the Global Sustainable Listed Infrastructure series of the Registrant, until September 22, 2022. Parts A, B and C of the Registrant's Post-Effective Amendment No. 277 under the Securities Act of 1933 as it relates to the Global Sustainable Listed Infrastructure series of the Registrant, filed on July 1, 2022, are incorporated by reference herein.

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Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 16th day of September, 2022.
Principal Funds, Inc. (Registrant)
/s/ K. Bhatia K. Bhatia President and Chief Executive Officer

Attest:
/s/ B. C. Wilson B. C. Wilson Vice President and Secretary
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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ K. Bhatia K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	September 16, 2022
/s/ M. Scholten M. Scholten	Chief Financial Officer (Principal Financial Officer)	September 16, 2022
/s/ M. Hoffmann M. Hoffmann	Vice President and Controller (Controller)	September 16, 2022
(L. T. Barnes)* L. T. Barnes	Director	September 16, 2022
(C. Damos)* C. Damos	Director	September 16, 2022
(T. M. Dunbar)* T. M. Dunbar	Director	September 16, 2022
(P. G. Halter)* P. G. Halter	Director	September 16, 2022
(F. S. Hirsch)* F. S. Hirsch	Director	September 16, 2022
(V. Hymes)* V. Hymes	Director	September 16, 2022
(P. L. Lattimer)* P. L. Lattimer	Director	September 16, 2022
(K. McMillan)* K. McMillan	Director	September 16, 2022
(E. A. Nickels)* E. A. Nickels	Director	September 16, 2022
(M. M. VanDeWeghe)* M. M. VanDeWeghe	Director	September 16, 2022

/s/ K. Bhatia K. Bhatia President and Chief Executive Officer	September 16, 2022
*
Pursuant to Powers of Attorney for Barnes, Damos, Dunbar, Halter, Hirsch, McMillan, Nickels, and VanDeWeghe dated 03/18/2020; and Power of Attorney dated 12/15/2020 for V. Hymes and P. Lattimer - Filed as Ex-99(j)(3) on 12/28/2020 (Accession No. 0000898745-20-000745)
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